RELATED PARTY TRANSACTIONS - Founder Shares (Details)				3 Months Ended	4 Months Ended
	Nov. 10, 2020 USD ($) shares	Oct. 08, 2020 USD ($) shares	Sep. 04, 2020 USD ($) item $ / shares shares	Mar. 31, 2021 shares	Dec. 31, 2020 USD ($) shares
Related Party Transaction [Line Items]
Aggregate purchase price | $					$ 25,000
Class B ordinary
Related Party Transaction [Line Items]
Common shares, shares issued (in shares)				2,300,000	2,300,000
Common shares, shares outstanding (in shares)				2,300,000	2,300,000
Class A ordinary
Related Party Transaction [Line Items]
Common shares, shares issued (in shares)				1,471,210	1,447,914
Common shares, shares outstanding (in shares)				1,471,210	1,447,914
Founder Shares | Class B ordinary
Related Party Transaction [Line Items]
Stock repurchased during the period | $	$ 0	$ 0
Stock repurchased during the period ( in shares)	575,000	718,750
Common shares, shares issued (in shares)			2,300,000
Common shares, shares outstanding (in shares)			2,300,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders				20.00%	20.00%
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Shares subject to forfeiture				300,000	300,000
Founder Shares | Sponsor | Class B ordinary
Related Party Transaction [Line Items]
Number of shares issued			3,593,750
Aggregate purchase price | $			$ 25,000
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | item			20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | item			30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days
Founder Shares | Sponsor | Class A ordinary
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.00